SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Share-Based Payment Arrangements [Abstract]
Schedule of total expenses for share based payment plans
The total expenses for share based payment plans in 2023, 2022 and 2021 is specified as follows:

Amounts in $ ‘000
Share-based compensation (in $ ‘000)	2023	2022	2021
Non-executive directors' remuneration	246	234	288
Employee options	1,654	2,156	3,975
Long term incentive plan	4,006	3,528	4,793
Restricted stock units	3,345	474	—
Balance at December 31	9,251	6,392	9,056

Schedule of assumptions used in the black-scholes model to determine the fair value of options at grant date
The following assumptions were used in the Black-Scholes model to determine the fair value of options at grant date:

	2023	2022	2021
Expected time to maturity	1-4 years	1-4 years	1-4 years
Volatility	38% - 46%	36% - 50%	47% - 57%
Risk-free interest rate	2.20% - 2.68%	(0.48)% - 2.49%	(0.52)% - (0.03)%

Schedule of thresholds and payout percentages for long term incentive program
The thresholds and payout percentages for the LTI program are given by the following table, as to be determined for each of the AScX and IBB indices separately (each weighted at of pay-out):

TSR equal to index	80%pay-out
TSR 10% above index	90% pay-out
TSR 20% above index	100% pay-out
TSR 40% above index	110% pay-out
TSR 60% above index	120% pay-out
TSR 80% above index	130% pay-out
TSR 100% above index	150% pay-out
TSR below index	0% pay-out

Schedule of range of assumptions used in the Monte Carlo simulation
The range of assumptions used in the Monte Carlo simulation to determine the fair value of long-term incentive plan share awards at grant date were:

	2023	2022	2021
Volatilities	42%	46%	49%
Risk-free interest rates	2.34%	0.61%	(0.554)% - (0.554)%
Dividend yields	—%	—%	—%

Schedule of number and weighted average exercise prices of share options
An overview of activity in the number of options for 2023 is as follows (please also refer to Note 25. Earnings per share and diluted shares in respect of movements since the reporting date)(note that the dollar weighted average exercise price is translated using the closing exchange rate for the respective year (2023: 1:1.1002)):

	2023		2022		2021
	Number	Weighted Average Exercise Price ($)	Number	Weighted Average Exercise Price ($)	Number	Weighted Average Exercise Price ($)
Balance at January 1	47,596,801	0.897	52,789,478	0.911	50,106,488	0.909
Expired	(205,000)	0.847	—	—	—	—
Forfeited	(1,423,375)	0.992	(3,660,928)	0.847	(946,738)	1.046
Granted	270,000	1.349	4,801,938	0.902	12,081,000	0.931
Exercised	(11,756,114)	0.857	(6,333,687)	0.599	(8,451,272)	0.520
Balance at December 31	34,482,312	0.952	47,596,801	0.897	52,789,478	0.911
- Vested	9,284,834	0.856	8,687,584	0.844	21,388,237	0.833
- Unvested	25,197,478	0.987	38,909,217	0.910	31,401,241	0.966
Exercise prices of options outstanding at December 31, 2023 and the exercise values are in the following ranges (note that the exercise value in $ is translated using the closing exchange rate for the respective year (2023: 1:1.1002)):

	2023		2022		2021
Exercise prices in US$	Number	Exercise value in US$’000	Number	Exercise value in US$’000	Number	Exercise value in US$’000
0.28 - 0.57	—	—	—	—	3,482,428	1,322
0.57 – 0.85	6,739,000	4,967	26,796,675	21,847	12,290,925	10,155
0.85 – 2.83	27,743,312	24,862	20,800,126	20,895	37,016,125	36,646
Balance at December 31	34,482,312	29,828	47,596,801	42,742	52,789,478	48,123

Overview of number of LTIP shares granted, fair value per share, forfeited or issued
An overview of the number of LTIP shares granted in 2020-2023 and in total as well as the fair value per share award is as follows (note that the fair value per share award in $ is translated using the closing exchange rate for the respective year (2023: 1:1.1002)):

Participant category	2023	2022	2021	2020	Total
Executive Members of the Board of Directors	1,681,570	2,363,455	1,337,888	—	5,382,913
Executive Committee	4,221,870	5,816,083	6,301,400	105,000	16,444,353
Senior managers	—	—	812,500	930,000	1,742,500
Total	5,903,440	8,179,538	8,451,788	1,035,000	23,569,766
Fair value per share award ($)	0.880	0.517	0.887	0.923

The following table provides an overview of LTIP shares granted, forfeited or issued in 2020-2023 as well as the number of LTIP shares reserved at 31 December 2023:

Participant category	Granted	Issued	Forfeited / Unvested	Reserved at December 31, 2023
Executive Members of the Board of Directors	5,382,913	—	—	5,382,913
Executive Committee	16,444,353	(1,261,595)	(3,708,270)	11,474,488
Senior managers	1,742,500	(36,654)	(1,052,346)	653,500
Total	23,569,766	(1,298,249)	(4,760,616)	17,510,901
An overview of the granted RSU's to the Company's (senior) managers, as well as the number of RSU's reserved at 31 December 2023 is as follows:

Grant year	Granted	Issued	Forfeited / Unvested	Reserved at December 31, 2023
2022	4,931,000	(1,155,936)	(357,250)	3,417,814
2023	7,779,250	—	(10,000)	7,769,250
Total	12,710,250	(1,155,936)	(367,250)	11,187,064

Schedule of metrics used for the transition arrangement for the CEO
The performance on both the TSR and the strategic corporate objectives, applying the respective weightings, led to the following vesting level under the One-Off Transition Arrangement for the CEO (i.e., second annual tranche of 1,400,000 shares):

Metric definition	Achievement	Weighting	Vesting level
TSR	115%	40%	46%
Strategic Objectives	90%	60%	54%
Total		100%	100%